LEASES - Maturity of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
LEASES
2022	¥ 15,168
2023	3,151
2024	234
Total payments due	18,553
Less imputed interest	644
Total	17,909	¥ 29,503	$ 2,810
Total rental expense for all operating leases	¥ 30,442	¥ 58,831